Note 23 - Non-current allowances and provisions - Liabilities (Details) - Provision for non-current liabilities [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Values at the beginning of the year	$ 54,599	$ 36,089
Translation differences	(5,739)	(1,571)
Increase due to business combinations	26,542
Additional provisions	478	19,904
Reclassifications	557	5,641
Used	(3,219)	(5,464)
Values at the end of the year	$ 73,218	$ 54,599